SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands, $ in Thousands								1 Months Ended		12 Months Ended
		Mar. 17, 2026 ILS (₪)	Feb. 12, 2026 ILS (₪)	Feb. 03, 2026 CAD ($)	Jan. 21, 2026 $ / shares	Jan. 20, 2026 CAD ($) $ / shares shares	Jan. 07, 2026 CAD ($) $ / shares shares	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Mar. 12, 2026 CAD ($)	Mar. 12, 2026 ILS (₪)	Feb. 26, 2026 CAD ($)	Feb. 26, 2026 ILS (₪)	Feb. 03, 2026 ILS (₪)	Jan. 20, 2026 USD ($) shares	Jan. 12, 2026 CAD ($)	Jan. 12, 2026 ILS (₪)	Jan. 07, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Legal services fees | $	[1]									$ 912	$ 724	$ 852
Monthly lease fee | ₪			₪ 17
Number of shares issued | shares										5,894,812	3,085,452											5,894,812
Investor [Member] | Convertible Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount										$ 2,341												$ 1,710
Investor [Member] | Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount | $										0
Settlement Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Plaintiffs claim amount | $										90
Settlement Agreement [Member] | Service Provider [Member]
Disclosure of non-adjusting events after reporting period [line items]
Legal services fees | $										$ 420
Note Purchase Agreement [Member] | Institutional Investor [Member] | Convertible Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Beneficial ownership cap										4.99%												4.99%
Subsequent Events [Member] | Institutional Investor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of common shares | ₪		₪ 1,000
Subsequent Events [Member] | Investor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares									328,511
Amount of common shares								$ 248	$ 181
Conversion price per share | $ / shares									$ 0.55
Subsequent Events [Member] | Note Purchase Agreement [Member] | Institutional Investor [Member] | Convertible Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount						$ 964	$ 2,341											$ 704			$ 1,710
Description of conversion						convertible into the Company’s Common Shares at a purchase price equal to 90% of the Additional Subscription Amount	convertible into the Company’s common shares, no par value per share (the “Common Shares”), at a purchase price equal to 90% of the Subscription Amount
Interest rate						14.00%	8.00%											14.00%			8.00%
Variable price per share | $ / shares						$ 1.38	$ 0.29
Floor price per share | $ / shares						$ 0.275	$ 0.29
Subsequent Events [Member] | Note Purchase Agreement [Member] | Institutional Investor [Member] | Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants to purchase common shares | shares						93,671	228,150											93,671			228,150
Exercise price of warrants | $ / shares					$ 3.45	$ 3.45	$ 3.45
Warrants term					period of 5 years, until January 21, 2031
Subsequent Events [Member] | Loan Agreement [Member] | Non Financial Institution [Member] | IMC Holdings Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount				$ 644									$ 1,416	₪ 3,300	$ 152	₪ 355	₪ 1,500		$ 215	₪ 500
Interest rate													17.00%	17.00%	17.00%	17.00%			17.00%	17.00%
Interest rate basis				annual interest of prime + 13.25%

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.